TRADE ACCOUNTS RECEIVABLE - Changes in expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in allowance for doubtful accounts
Beginning balance	R$ (37,179)	R$ (38,740)
Business combination with Fibria	(5,947)
Addition	(18,650)	(11,578)
Reversal	6,364	5,128
Write-off	13,383	8,993
Exchange variation	33	(982)
Ending balance	R$ (41,996)	R$ (37,179)